CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS EQUITY:
Common stock par value	$ 0.001	$ 0.001	$ 0.0001
Common stock, Shares authorized	500,000,000	500,000,000	500,000,000
Common stock, Shares issued	171,913,500	340,268,500	10,000,000
Common stock, Shares outstanding	171,913,500	340,268,500	10,000,000
Preferred Class A Stock
STOCKHOLDERS EQUITY:
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Shares authorized	175,000,000	175,000,000	175,000,000
Preferred stock, Shares issued	1	0	0
Preferred stock, Shares outstanding	1	0	0